Employee Benefit Plans - Components Of Net Period Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 0.6	$ 0.6	$ 1.0
Interest cost	17.6	19.3	20.7
Expected return on plan assets	(23.8)	(27.7)	(31.4)
Mark-to-market actuarial net losses (gains)	16.2	5.0	(7.8)
Other	(0.1)	0.0	0.0
Net periodic cost (benefit)	10.5	(2.8)	(17.5)
Health Care Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0.0	0.0	0.0
Interest cost	0.3	0.4	0.5
Expected return on plan assets	0.0	0.0	0.0
Mark-to-market actuarial net losses (gains)	(0.6)	(1.7)	(0.6)
Other	0.0	0.0	0.0
Net periodic cost (benefit)	$ (0.3)	$ (1.3)	$ (0.1)